Commitments and Contingencies - Additional information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies.
Rent expense		$ 18.5	$ 25.7	$ 24.8
Sublease income		6.8	$ 6.1	$ 2.7
Maximum amount of new guarantee under lease agreement	$ 5.4	$ 2.7